FINANCIAL EXPENSES, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest Expense [Abstract]
Interest on long-term banks	$ 129	$ 30	$ 16
Bank charges and short-term credit	53	45	178
Foreign exchange loss (gain), net	(1,024)	413	127
Other financing expenses (income), net	(45)	0	16
Financial expenses, net	$ (887)	$ 488	$ 337